UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUND	Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.93%)
CONSUMER DISCRETIONARY – (6.55%)
Automobiles & Components – (6.55%)
2,823,060	Harley-Davidson, Inc.	$ 79,243,294

	Total Consumer Discretionary	79,243,294

CONSUMER STAPLES – (22.98%)
Food & Staples Retailing – (14.21%)
2,233,291	Costco Wholesale Corp.	133,439,137
1,054,000	CVS Caremark Corp.	38,534,240

		171,973,377

Food, Beverage & Tobacco – (2.17%)
353,000	Coca-Cola Co.	19,415,000
409,025	Diageo PLC (United Kingdom)	6,864,887

		26,279,887

Household & Personal Products – (6.60%)
1,263,025	Procter & Gamble Co.	79,911,592

	Total Consumer Staples	278,164,856

ENERGY – (10.22%)
1,291,987	Canadian Natural Resources Ltd. (Canada)	95,658,717
547,041	ConocoPhillips	27,992,088

	Total Energy	123,650,805

FINANCIALS – (48.70%)
Banks – (1.22%)
Commercial Banks – (1.22%)
473,300	Wells Fargo & Co.	14,729,096

Diversified Financials – (29.99%)
Capital Markets – (9.86%)
398,629	Ameriprise Financial, Inc.	18,081,812
2,504,289	Bank of New York Mellon Corp.	77,332,444
73,100	Goldman Sachs Group, Inc.	12,473,053
316,400	Julius Baer Group Ltd. (Switzerland)	11,477,902

		119,365,211

Consumer Finance – (8.49%)
2,490,633	American Express Co.	102,763,518

Diversified Financial Services – (11.64%)
360,268	JPMorgan Chase & Co.	16,121,993
2,232,700	Oaktree Capital Group LLC, Class A (a)	77,028,150
5,504,297	RHJ International (Belgium) * (b)	47,728,728

		140,878,871

		363,007,600

Insurance – (17.49%)
	Multi-line Insurance – (5.48%)
1,781,000	Loews Corp.	66,395,680

	Property & Casualty Insurance – (10.72%)
1,065	Berkshire Hathaway Inc., Class A *	129,717,000

	Reinsurance – (1.29%)
295,100	Transatlantic Holdings, Inc.	15,581,280

		211,693,960

	Total Financials	589,430,656

CLIPPER FUND	Schedule of Investments – (Continued)
March 31, 2010 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.47%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.47%)
1,126,000	Merck & Co., Inc.	$42,056,100

	Total Health Care	42,056,100

INFORMATION TECHNOLOGY – (7.01%)
Semiconductors & Semiconductor Equipment – (1.22%)
601,800	Texas Instruments Inc.	14,726,046

Software & Services – (2.80%)
1,157,229	Microsoft Corp.	33,860,521

Technology Hardware & Equipment – (2.99%)
682,000	Hewlett-Packard Co.	36,248,300

	Total Information Technology	84,834,867

	TOTAL COMMON STOCK – (Identified cost $1,118,276,738)	1,197,380,578

SHORT TERM INVESTMENTS – (0.75%)
$2,711,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.02%, 04/01/10, dated 03/31/10, repurchase value of $2,711,002
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.598%-5.881%, 02/01/30-02/01/49, total market value $2,765,220)	2,711,000
1,796,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 04/01/10, dated 03/31/10, repurchase value of $1,796,000
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 11/01/12-07/01/49, total market value $1,831,920)	1,796,000
4,490,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.04%, 04/01/10, dated 03/31/10, repurchase value of $4,490,005
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-4.875%, 04/15/10-02/15/40, total market value $4,579,800)	4,490,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $8,997,000)	8,997,000

	Total Investments – (99.68%) – (Identified cost $1,127,273,738) – (c)	1,206,377,578
	Other Assets Less Liabilities – (0.32%)	3,925,537
	Net Assets – (100.00%)	$1,210,303,115

*	Non-Income producing security.
(a)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $77,028,150, or 6.37% of the Fund’s net assets as of March 31, 2010.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of March 31, 2010, amounts to $47,728,728.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2009	Gross Additions	Gross Reductions	Shares March 31, 2010		Dividend Income
RHJ International	5,686,297	−	182,000	5,504,297	$	−

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CLIPPER FUND	Schedule of Investments – (Continued)
March 31, 2010 (Unaudited)

(c)	Aggregate cost for federal income tax purposes is $1,128,093,570. At March 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$209,175,592
	Unrealized depreciation	(130,891,584)
	Net unrealized appreciation	$78,284,008

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$79,243,294	$–	$–	$79,243,294
Consumer staples	278,164,856	–	–	278,164,856
Energy	123,650,805	–	–	123,650,805
Financials	512,402,506	77,028,150	–	589,430,656
Health care	42,056,100	–	–	42,056,100
Information technology	84,834,867	–	–	84,834,867
Short-term securities	–	8,997,000	–	8,997,000
Total	$1,120,352,428	$86,025,150	$–	$1,206,377,578

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to March 31, 2010 and through May 28, 2010, which required adjustments and/or additional disclosure.

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CLIPPER FUND	Schedule of Investments – (Continued)
March 31, 2010 (Unaudited)

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

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ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 24, 2010

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 24, 2010